Capital and Financial Risk Management - Summary of Foreign Currency Risk (Detail) - Foreign currency risk [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of foreign currency risk [Line Items]
Impact on profit before tax (+5%)	[1]	$ 19	$ 4	$ 10
Impact on profit before tax (-5%)	[1]	19	4	10
Impact on total equity (+5%)	[1]	157	177	183
Impact on total equity (-5%)	[1]	157	177	183
Impact on financial instruments (+5%)	[1]	27	11	53
Impact on financial instruments (-5%)	[1]	$ 27	$ 11	$ 53

[1]	Sensitivity analysis for exchange rates has been presented for continuing operations only.